The Company The Company (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Discontinued Operations
Following is a reconciliation of the major line items comprising loss from discontinued operations for the years ended December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014
Revenue	$2,198,721	$1,577,873
Cost of sales	$2,314,525	$1,799,284
Operating expenses	$1,611,786	$1,480,629
Other expenses, net	$36,708	$1,255,738
Pretax loss from discontinued operations	$1,764,298	$2,594,022
Income tax benefit	$380,176	$648,917
Loss from discontinued operations	$1,384,122	$1,945,105
Loss from discontinued operations attributable to noncontrolling interest	$679,149	$745,809
Loss from discontinued operations attributable to American DG Energy Inc.	$704,973	$1,199,296
The total operating and investing cash flows of the discontinued operation for the years ended December 31, 2015 and 2014 are as follows:

	December 31, 2015	December 31, 2014
Net cash used in operating activities	$(365,186)	$(796,024)
Net cash used in investing activities	$(1,823,847)	$(2,843,053)